PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2017	2018
	US$	US$

Leasehold improvement	1,533,673	-
Computer equipment	814,870	625,966
Office equipment	176,160	164,957
Vehicles	129,907	122,931
Total	2,654,610	913,854
Less: accumulated depreciation	(859,377)	(507,833)
Property and equipment, net	1,795,233	406,021

On December 21, 2018, as discussed in Note 19, the Company terminated its lease of its headquarters located in Shanghai. As a result of the termination of the lease, the Company wrote off leasehold improvements of $
614,282
, net of accumulated depreciation of $
459,222
and recorded a loss of $
614,282 which has been included in general and administrative expenses in the accompanying Consolidated Statement of Operations for the year ended December 31, 2018
.

For the years ended December 31, 2016, 2017 and 2018, depreciation and amortization expense was
$259,307, $267,458 and $337,643, respectively. No impairment loss was recognized for the years ended December 31, 2016, 2017 and 2018.